Note Q - Stock Options (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options			Weighted average	Weighted average remaining	Aggregate
	2015 Plan	Non Plan	Total	exercise price	life (in years)	intrinsic value

Outstanding, as of December 31, 2020	94,183	133,091	227,274	$17.61	3.87	$0
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(3,291)	—	(3,291)	3.87
Expired	(84)	(11,438)	(11,522)	39.13
Outstanding, as of December 31, 2021	90,808	121,653	212,461	$16.65	3.03	$0
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	(9,465)	(9,465)	17.28
Outstanding, as of December 31, 2022	90,808	112,188	202,996	$16.63	2.14	$0
Vested or expected to vest at December 31, 2022			201,271	$16.72	2.12	$0
Exercisable at December 31, 2022			194,561	$17.12	2.03	$0

Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
			Options Outstanding			Options Exercisable
Range of exercise prices			Number of shares	Weighted average exercise price	Weighted average remaining life (in years)	Number exercisable	Weighted average exercise price
$4.08	-	5.84	25,565	$5.20	4.63	17,130	$5.20
$5.85	-	28.00	177,431	18.27	1.81	177,431	18.27
$4.08	-	28.00	202,996			194,561